Organization and Principal Activities - Additional Information (Detail) $ in Thousands				1 Months Ended		12 Months Ended
		Dec. 16, 2014 shares	Jul. 07, 2011	Dec. 31, 2014 shares	Aug. 31, 2014	Dec. 31, 2015 USD ($) asset_group related_party Term shares	Dec. 31, 2015 CNY (¥) asset_group related_party Term shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 23, 2011 USD ($)
Variable Interest Entity [Line Items]
Date of Incorporation						Nov. 23, 2011	Nov. 23, 2011
Share capital | $										$ 15
Ordinary shares conversion basis						Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances.	Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances.
Ordinary shares, new issues						5,995,293	5,995,293
Percentage of VIEs revenues to the consolidated net revenues						100.00%	100.00%	100.00%	100.00%
Percentage of VIEs assets to the consolidated total assets						19.80%	19.80%	5.20%
Percentage of VIEs liability to the consolidated total liabilities						53.20%	53.20%	55.60%
Number of consolidated VIE's assets that are collateral for the VIE's obligations | asset_group						0	0
VIEs creditors having recourse to general credit of the Company | related_party						0	0
Number of terms under arrangement with VIEs to provide financial support | Term						0	0
Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, voting rights						One vote per share	One vote per share
Ordinary shares, new issues		45,688,888		45,688,888
Class B Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, voting rights						Ten votes per share	Ten votes per share
IPO [Member] | Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, new issues		36,800,000		36,800,000
Convertible preferred stock shares converted		200,718,811		200,718,811
Private Placement [Member] | Class A Common Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, new issues		8,888,888		8,888,888
Mr. Yan Tang [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital										65.00%
Mr. Yong Li [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital										20.00%
Mr. Xiaoliang Lei [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital										8.00%
Mr. Zhiwei Li [Member]
Variable Interest Entity [Line Items]
Percentage ownership in share capital										7.00%
Exclusive Cooperation Agreements and Supplemental Agreements [Member]
Variable Interest Entity [Line Items]
Effective years of agreement					10 years
Exclusive Technology Consulting And Management Services Agreement [Member]
Variable Interest Entity [Line Items]
Effective years of agreement						10 years	10 years
Business Operations Agreement [Member]
Variable Interest Entity [Line Items]
Effective years of agreement						10 years	10 years
VIE "Beijing Momo" [Member]
Variable Interest Entity [Line Items]
Date of Incorporation	[1]					Jul. 07, 2011	Jul. 07, 2011
Maximum call option agreement threshold value | ¥							¥ 500,000
VIE "Beijing Momo" [Member] | Mr. Yan Tang [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries			65.00%
VIE "Beijing Momo" [Member] | Mr. Yong Li [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries			20.00%
VIE "Beijing Momo" [Member] | Mr. Xiaoliang Lei [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries			8.00%
VIE "Beijing Momo" [Member] | Mr. Zhiwei Li [Member]
Variable Interest Entity [Line Items]
Capital contribution percentage, subsidiaries			7.00%
Momo HK [Member]
Variable Interest Entity [Line Items]
Date of Incorporation						Dec. 05, 2011	Dec. 05, 2011
Percentage of economic ownership						100.00%	100.00%
Beijing Momo IT [Member]
Variable Interest Entity [Line Items]
Date of Incorporation						Mar. 09, 2012	Mar. 09, 2012
Percentage of economic ownership						100.00%	100.00%
Beijing Momo Technology Co Ltd And Chengdu Momo Technology Co Ltd Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Service fee | $						$ 112,043		$ 35,188	$ 3,356

[1]	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.